Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Property and Equipment, Net
Total		¥ 75,482,196		$ 11,665,880	¥ 80,208,762
Accumulated depreciation		(30,525,142)		(6,391,058)	(43,941,720)
Property and equipment, net		44,957,054		5,274,822	36,267,042
Depreciation expense	¥ 13,416,578	10,902,651	¥ 10,924,678
Leasehold improvements
Property and Equipment, Net
Total		43,181,328		6,747,537	46,392,697
Furniture, fixtures and equipment
Property and Equipment, Net
Total		27,924,624		4,295,640	29,534,670
Motor vehicles
Property and Equipment, Net
Total		¥ 4,376,244		$ 622,703	¥ 4,281,395